Common shares (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2025 and 2024:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2023	3,231,060	$38.57
Granted	1,472,800	71.49
Vested	(905,643)	27.4
Forfeited	(4,334)	69.38
Outstanding and non-vested, December 31, 2024	3,793,883	$53.98
Granted	1,847,748	44.79
Vested	(1,042,307)	39.95
Forfeited	(1,500)	56.22
Outstanding and non-vested, December 31, 2025	4,597,824	$53.46

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2026	$62,772	$847	$63,619
For the year ending December 31, 2027	40,011	149	40,160
For the year ending December 31, 2028	20,419	—	20,419
For the year ending December 31, 2029	7,333	—	7,333
For the year ending December 31, 2030	1,964	—	1,964
	$132,499	$996	$133,495

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2025, 2024, and 2023.

Dividends	Date
per share	Paid
$0.20	March 31, 2023
$0.25	June 30, 2023
$0.25	September 15, 2023
$0.35	December 15, 2023
$0.40	March 27, 2024
$0.40	June 28, 2024
$0.40	September 13, 2024
$0.40	December 13, 2024
$0.40	March 21, 2025
$0.40	June 16, 2025
$0.40	August 29, 2025
$0.42	December 5, 2025